Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of Inventories [Line Items]
Inventories	$ 98,557,157	$ 88,569,989
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories	48,687,977	43,950,469
Crude oil
Disclosure of Inventories [Line Items]
Inventories	29,020,545	18,645,592
Products in transit
Disclosure of Inventories [Line Items]
Inventories	14,279,549	18,984,729
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories	6,245,946	6,320,011
Materials in transit
Disclosure of Inventories [Line Items]
Inventories	227,067	555,522
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories	$ 96,073	$ 113,666